Note 16 - Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2025
Note 16 - Earnings Per Share
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	For the year ended December 31,
	2023	2024	2025
	EPS	EPS	EPS
Net income from continuing operations	$518,900	$407,343	$396,547
Net loss from discontinued operations	(137,881)	(91,009)	(27,547)
Net income	$381,019	$316,334	$369,000
Less: Net income attributable to non-controlling interest in subsidiaries, continuing operations	(1,878)	(3,254)	(4,638)
Add: Net loss attributable to non-controlling interest in subsidiaries, discontinued operations	6,608	6,839	213
Net income attributable to Costamare Inc.	385,749	319,919	364,575
Less: paid and accrued earnings allocated to Preferred Stock	(31,068)	(23,796)	(20,920)
Less: deemed dividend in redemption of Series E Preferred Stock	-	(5,446)	-
Net income available to common stockholders	$354,681	$290,677	$343,655
Weighted average number of common shares, basic and diluted	120,299,172	119,299,405	120,198,853
Earnings per common share, basic and diluted, continuing operations	$4.09	$3.15	$3.09
Losses per common share, basic and diluted, discontinued operations	(1.15)	(0.71)	(0.23)
Earnings per common share, basic and diluted	$2.95	$2.44	$2.86